Disposals and impairment (Tables)	12 Months Ended
Dec. 31, 2022
Impairment Of Assets [Abstract]
Summary of amounts recognized in the income statement in respect of disposals and impairments
The following amounts were recognized in the income statement in respect of disposals and impairments. The impacts of bp's decision taken on 27 February 2022 to exit its shareholding in Rosneft are included within this note - for further information see Note 1 - Significant judgements and estimate: investment in Rosneft and Note 17 Investments in associates.

			$ million
	2022	2021	2020
Gains on sale of businesses and fixed assets
gas & low carbon energy	45	1,034	—
oil production & operations	3,446	869	360
customers & products	374	(52)	2,320
other businesses & corporate	1	25	194
	3,866	1,876	2,874

			$ million
	2022	2021	2020
Losses on sale of businesses and fixed assets, and closures
gas & low carbon energy	—	1	9
oil production & operations	921	86	375
customers & products	177	142	296
other businesses & corporate	11,083	1	1
	12,181	230	681
Impairment losses
gas & low carbon energy	745	834	6,214
oil production & operations	4,480	1,617	6,723
customers & products	1,874	962	840
other businesses & corporate	13,536	63	12
	20,635	3,476	13,789
Impairment reversals
gas & low carbon energy	(1,333)	(2,338)	(3)
oil production & operations	(893)	(2,479)	(86)
customers & products	(68)	(7)	—
other businesses & corporate	—	(3)	—
	(2,294)	(4,827)	(89)
Impairment and losses on sale of businesses and fixed assets, and closures	30,522	(1,121)	14,381

Summary of disposal proceeds and principal gains and losses on disposals by segment
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2022	2021	2020
Proceeds from disposals of fixed assets	709	1,145	491
Proceeds from disposals of businesses, net of cash disposed	1,841	5,812	4,989
	2,550	6,957	5,480
By business
gas & low carbon energy	22	2,425	38
oil production & operations	1,935	3,022	1,157
customers & products	592	1,050	3,959
other businesses & corporate	1	460	326
	2,550	6,957	5,480

Summary financial information relating to the sale of business

			$ million
	2022	2021	2020

Non-current assets	3,681	1,620	9,092
Current assets	2,972	69	1,539
Non-current liabilities	(1,869)	(287)	(1,639)
Current liabilities	(1,074)	(3)	(782)
Total carrying amount of net assets disposed	3,710	1,399	8,210
Recycling of foreign exchange on disposal	(26)	35	(328)
Costs on disposal	488	(5)	13
	4,172	1,429	7,895
Gains (losses) on sale of businesses	6,219	1,632	2,570
Total consideration	10,391	3,061	10,465
Non-cash consideration	(8,999)	(108)	(219)
Consideration received (receivable)	449	2,859	(5,257)
Proceeds from the sale of businesses, net of cash disposed[a]	1,841	5,812	4,989
[a]Proceeds are stated net of cash and cash equivalents disposed of $318 million (2021 $2 million and 2020 $101 million).